Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (916,739)	$ (447,133)
Property and equipment, net	1,867,736	2,125,629
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	245,819	243,848
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	2,439,125	2,145,822
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 99,531	$ 183,092